Annual Total Returns	0 Months Ended
Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	7.73%
Annual Return 2008	(36.77%)
Annual Return 2009	23.62%
Annual Return 2010	11.93%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2007	7.73%
Annual Return 2008	(40.40%)
Annual Return 2009	23.62%
Annual Return 2010	11.93%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(24.49%)
Annual Return 2002	(32.69%)
Annual Return 2003	38.31%
Annual Return 2004	8.22%
Annual Return 2005	17.53%
Annual Return 2006	1.55%
Annual Return 2007	9.89%
Annual Return 2008	(44.16%)
Annual Return 2009	57.35%
Annual Return 2010	26.58%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(24.68%)
Annual Return 2002	(32.85%)
Annual Return 2003	37.97%
Annual Return 2004	7.98%
Annual Return 2005	17.21%
Annual Return 2006	1.28%
Annual Return 2007	9.62%
Annual Return 2008	(44.30%)
Annual Return 2009	56.96%
Annual Return 2010	26.25%